Fixed assets - Fixed assets payables - Telecommunication licenses - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Business related variations	€ 124	€ (206)	€ 1,002
Licences and franchises [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business related variations	€ 51	€ 143	€ 618